As Filed With the Securities and Exchange Commission on December 3, 1999

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                        [ ]

                         Post Effective Amendment No. 93                    [X]


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 95                            [X]

                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
          (Address of principal executive offices, including Zip Code)

                                 (212) 633-9700
              (Registrant's Telephone Number, including Area Code)

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

                                   ----------

It is proposed that this filing will become effective (check appropriate box)


         [ ] Immediately upon filing pursuant to paragraph (b)
         [X] On December 4, 1999 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On  __________ pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] On ___________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

ACADEMY VALUE FUND
A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS


     The Academy Value Fund is a mutual fund that seeks growth of capital.




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                 The date of this Prospectus is December 6, 1999

                                TABLE OF CONTENTS


An Overview of the Fund .................................................  3
Performance .............................................................  4
Fees and Expenses .......................................................  5
Investment Objective and Principal Investment Strategies ................  6
Principal Risks of Investing in the Fund ................................  7
Investment Advisor ......................................................  8
Shareholder Information .................................................  8
Pricing of Fund Shares .................................................. 12
Dividends and Distributions ............................................. 12
Tax Consequences ........................................................ 13
Rule 12b-1 Fees ......................................................... 13
Financial Highlights .................................................... 13

                             AN OVERVIEW OF THE FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks growth of capital.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in common stocks of companies of any size. In selecting investments, the Advisor utilizes a value discipline of investment management. The discipline is to focus on undervalued securities whose share price, in the Advisor's opinion, does not reflect the intrinsic value of the companies' assets and/or continuing operations. During those times when common stocks cannot be found that meet the Advisor's investment criteria, a substantial portion of the Fund's assets have been and may continue to be invested in fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

     *    The stock market goes down
     * Interest rates rise which can result in a decline in both the equity and fixed-income markets
     *    Value stocks fall out of favor with the stock market
     * The Advisor's investment strategy does not produce the expected results
     * Securities of medium and small sized companies involve greater risk of loss than investing in larger companies
     * Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

     *    Are pursuing a long-term goal such as retirement
     * Want to add an investment in undervalued stocks to their equity portfolio
     * Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

The Fund may not be appropriate for investors who:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal

                                   PERFORMANCE

     The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with a broad-based market index. This past performance will not necessarily continue in the future.


CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

     1995:      4.57%
     1996:     14.55%
     1997:     19.49%
     1998:    -22.45%

[End of bar chart]

* The Fund's year-to-date return as of 9/30/99 was -0.91%.


During the period shown in the bar chart, the Fund's highest quarterly return was 9.77% for the quarter ended September 30, 1997 and the lowest quarterly return was -13.80% for the quarter ended
September 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998

                                                                 Since Inception
                                                  1 Year            (12/9/94)
                                                  ------            ---------
Academy Value Fund                                -22.45%             2.95%
Russell 2000 Index*                                -2.25%            22.17%


----------
* The Russell 2000 Index is comprised of the 2,000 smallest stocks in the Russell 3000 Index, and is widely regarded in the industry as the premier measure of small cap stocks. The Russell 3000 Index is an index composed of the 3,000 largest U.S. companies.

                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases ......................   None
Maximum deferred sales charge (load) ..................................   None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)


Management Fees .......................................................   1.00%
Distribution and Service (12b-1) Fees .................................   0.25%
Other Expenses ........................................................   2.15%
Total Annual Fund Operating Expenses ..................................   3.40%
Fee Reduction and/or Expense Reimbursement ............................  (1.40%)
                                                                         -----
Net Expenses ..........................................................   2.00%
                                                                         =====


----------
* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. Only Trustees, and not the Advisor, may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


One Year .................. $  203
Three Years ............... $  627
Five Years ................ $1,078
Ten Years ................. $2,327

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The goal of the Academy Value Fund is to seek growth of capital.

     The  Fund  invests   primarily   in  common   stocks  of  any  size  market
capitalization. Under normal market conditions, at least 70% of the Fund's assets will be invested in such securities.

     The Advisor utilizes a value discipline of investment management. This method of investing is characterized by purchasing undervalued securities whose share price, in the Advisor's opinion, does not reflect the intrinsic value of the companies' assets and/or continuing operations. The discipline is to focus on undervalued securities with the intent to purchase and hold until such time as the true value of the firm is recognized by the investment community.

     The Advisor conducts a computerized screening process which lists securities having fundamental characteristics that are undervalued when compared to the market as a whole. The screening process takes into account fundamental characteristics, including price-to-earnings ratios, price-to-book ratios, price-to-sales ratios, and price-to-cash flow ratios. Other factors include total market value, capital structure, relative historical valuation, management expertise, and trading volume. Each security is then analyzed individually in terms of industry structure, management quality, company history, market position, dividend history, product mix and investment community perception of the company. Technical analysis is also used to aid in determining the best purchase and sale price of a particular security.

     Under market conditions that the Advisor considers normal, the Fund will stay fully invested in stocks. However, during those times when the Advisor believes that the market is materially overvalued or when equity securities cannot be found that meet its investment criteria or for temporary defensive purposes or pending longer-term investments, the Fund may invest any amount of its assets in fixed-income securities. At times, the Fund has been substantially invested in fixed-income securities. This emphasis on temporary capital preservation may result in the Fund not achieving its investment objective of growth of capital.

     Fixed-income securities may include short-term money market instruments, securities issued by the U.S. Government, its agencies and instrumentalities or corporate debt securities rated in the top two grades by Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's Ratings Group ("S&P") or, if unrated, deemed to be of comparable quality by the Advisor. Securities rated Aa by Moody's and AA by S&P are considered high grade debt obligations. Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury or the right of the issuer to borrow from the U.S. Government. Others are backed by the discretionary authority of the U.S. Government to buy back the obligation or only by the credit of the agency or instrumentality itself.


     Under normal conditions, the Fund anticipates that its portfolio turnover rate will not exceed 50%. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading can also lead to lower transaction costs, which could help to improve the Fund's performance. However, during the fiscal year ended August 31, 1999, the Fund's portfolio turnover rate was higher than in previous years. This was due to the fact that, for defensive purposes, during the second half of its last fiscal year, the Fund shifted the composition of its portfolio from primarily equity securities to primarily fixed-income securities.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above in "An Overview of the Fund." These risks are discussed in more detail below.

     MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost. When the Advisor does not believe equity securities can be found that meet its value criteria, it may invest any amount of its assets in fixed-income securities. This could result in the Fund underperforming the broad equity market averages and other types of equity mutual funds at any given point in time. However, the Advisor believes that over time, strict adherence to its value approach should result in superior long-term performance.

     MARKET RISK. Market risk means that the price of common stock may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, industry, section of the economy or the market as a whole. Since the Fund invests in equity securities, its share price will change daily in response to stock market movements.

     UNDERVALUED STOCKS RISK. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     SMALL AND MEDIUM COMPANY RISK. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

     FIXED-INCOME SECURITIES RISK. The market value of fixed-income securities is sensitive to prevailing interest rates. Generally, when interest rates rise, the fixed-income security's value declines and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.


     YEAR 2000 RISK. The risk that the Fund could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." This situation may negatively affect the companies in which the Fund invests and by extension the value of the Fund's shares. The Board of Trustees has adopted a Year 2000 Project Plan that the Board believes is reasonably designed to address the Year 2000 Problem with respect to the computer systems of the Advisor's and the Fund's service providers. Although the Advisor's and the Fund's service providers have assured the Fund that they are moving towards Year 2000 compliance computer systems, that is not a guarantee that the Fund will not experience any adverse effects.

                               INVESTMENT ADVISOR

     Academy Capital Management, Inc. is the investment advisor to the Fund. The Advisor's address is 500 North Valley Mills Drive, Suite 208, Waco, TX 76710. The Advisor has been providing investment advisory services to individual and institutional investors since 1986. The Advisor presently has assets under management in excess of $180 million. The Advisor is controlled by Mr. Joel Adam and Mr. Scott Granowski. Mr. Adam is responsible for the management of the Fund's portfolio. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended August 31, 1999, the Advisor waived all advisory fees due from the Fund.


FUND EXPENSES

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.00% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $500 and add to your account at any time with $100 or more. The Fund may waive minimum investment requirements from time to time.

     You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

     If you are making your first investment in the Fund, simply complete the Application Form included with this Prospectus and mail or overnight deliver (such as FedEx) it with a check (made payable to "Academy Value Fund") to:

Academy Value Fund
c/o ICA Fund Services Corp.
4455 East Camelback Road
Suite 261E
Phoenix, AZ 85018

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Academy Value Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check.

BY WIRE

     If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at (602) 522-8172. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once you have faxed your new account application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

Firstar Bank, N.A. Cinti/Trust
ABA Routing #0420-0001-3
Academy Value Fund
DDA #48389-7906
Account name (shareholder name)
Shareholder account number

     If you are making a subsequent purchase, your bank should wire funds as indicated above. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent at (800) 576-8229. Your bank may charge you a fee for sending a wire to the Fund.

     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

BY PAYMENT IN KIND

     In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Advisor.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

     The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 576-8229. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Academy Value Fund
c/o ICA Fund Services Corp.
4455 East Camelback Road
Suite 261E
Phoenix, AZ 85018

     To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 576-8229 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 576-8229 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

     The price of the Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after the Fund's year-end. In December, the Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The maximum amount of the fee authorized is 0.25% of the Fund's average daily net assets annually, which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

     This table shows the Fund's financial performance for the past periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, Independent Certified Public Accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 Years Ended August 31,           December 9, 1994*
                                       ----------------------------------------        through
                                        1999        1998        1997       1996    August 31, 1995
                                        ----        ----        ----       ----    ---------------
Net asset value, beginning of period   $10.02      $14.56      $11.36     $11.60        $10.00
                                       ------      ------      ------     ------        ------
Income from investment operations:
     Net investment income (loss)....    0.20        0.04       (0.03)      0.01          0.03
     Net realized and unrealized
       (loss) gain on investments ...   (0.24)      (3.28)       3.23      (0.10)         1.57
                                       ------      ------      ------     ------        ------
Total from investment operations ....   (0.04)      (3.24)       3.20      (0.09)         1.60
                                       ------      ------      ------     ------        ------
Less distributions:
     From net investment income .....   (0.06)         --          --      (0.03)           --
     From net realized gains ........   (1.22)      (1.30)         --      (0.12)           --
                                       ------      ------      ------     ------        ------
Total distributions .................   (1.28)      (1.30)         --      (0.15)           --
                                       ------      ------      ------     ------        ------

Net asset value, end of period ......  $ 8.70      $10.02      $14.56     $11.36        $11.60
                                       ======      ======      ======     ======        ======

Total return                            (0.34%)    (24.16%)     28.17%     (0.64%)       22.68%

Ratios/supplemental data:
Net assets, end of period (millions)   $  4.4      $  5.5      $  6.3     $  4.7        $  3.2

Ratio of expenses to average
  net assets:
     Before expense reimbursement
       and waived fee ...............    3.40%       2.88%       3.42%      3.39%         5.20%+
     After expense reimbursement
       and waived fee ...............    2.00%       1.82%       2.00%      2.00%         2.00%+

Ratio of net investment income (loss)
  to average net assets
     Before expense reimbursement
       and waived fee ...............    0.55%      (0.73%)     (1.67%)    (1.20%)       (2.62%)+
     After expense reimbursement
       and waived fee ...............    1.95%       0.33%      (0.24%)     0.18%         0.64%+

Portfolio turnover rate .............  100.92%      39.56%      49.72%     27.71%        13.26%

----------
* Commencement of operations.
+ Annualized

                               ACADEMY VALUE FUND,
           A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS (THE "TRUST")

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018
                                 (800) 576-8229

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information are available:

* Free of charge from the Commission's EDGAR database on the Commissions's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 6, 1999

                               ACADEMY VALUE FUND
                                   A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                      500 NORTH VALLEY MILLS DR., STE. 208
                               WACO, TX 76714-8175
                                 (817) 751-0555


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated December 6, 1999, as may be revised, of the Academy Value Fund (the "Fund"). Academy Capital Management (the "Advisor) is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the number above or (800) 576-8229.


                                TABLE OF CONTENTS

The Trust.................................................................. B-2
Investment Objective and Policies.......................................... B-2
Investment Restrictions.................................................... B-9
Distributions and Tax Information.......................................... B-11
Trustees and Executive Officers............................................ B-13
The Fund's Investment Advisor.............................................. B-15
The Fund's Administrator................................................... B-16
The Fund's Distributor..................................................... B-16
Execution of Portfolio Transactions........................................ B-17
Portfolio  Turnover ....................................................... B-19
Additional Purchase And Redemption Information............................. B-19
Determination of Share Price............................................... B-21
Performance Information.................................................... B-22
General Information........................................................ B-23
Financial Statements....................................................... B-24
Appendix  A ............................................................... B-25
Appendix  B ............................................................... B-26

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Academy Value Fund is a mutual fund with the investment objective of seeking growth of capital. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

     PREFERRED STOCK. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities (bonds, notes, debentures, preferred stock and other securities convertible income common stocks ) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a rated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.


     SHORT SALES. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

     Whenever the Fund engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.


     INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     WHEN-ISSUED SECURITIES. The Fund may from time to time purchase securities on a "when- issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when- issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

     ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     FOREIGN INVESTMENTS. The Fund may invest in up to 25% of its assets in U.S. dollar denominated securities of foreign issuers, including American Depositary Receipts issued with respect to such securities.


     AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.


     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.



     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     U.S. GOVERNMENT OBLIGATIONS. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to asset a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities rated AA or better by Standard & Poor's Ratings Group ("S&P") or aa or better by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality by the Advisor. Securities that are rated aa by Moody's or AA by S&P are considered high quality investment-grade debt securities.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

OPTIONS ON SECURITIES

     The Fund may engage in certain purchases and sales of options on securities. The Fund may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

     The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When the Fund writes a put, it will at all times during the option period segregate liquid assets equal in value to the exercise price of the put.

     The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     The Fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the Fund as written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

SHORT-TERM INVESTMENTS

     The Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options or repurchase transactions.

     7. Invest in any issuer for purposes of exercising control or management.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Invest in securities of other investment companies or purchase any other investment company's voting securities or make any other investment in any other investment in other investment companies except to the extent permitted by federal law.

     2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and continue to elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designate the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The Fund may write, purchase, or sell certain options and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of the Fund's transactions in options and futures contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

     A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

     Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration L.L.C. ("ICA") (mutual fund administrator and the Trust's administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor).

Dorothy A. Berry, 08/12/43 Chairman and Trustee
14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (computer software); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group; President of ICA and FFD.

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.

     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee from the portfolios of the Trust.

     Name of Trustee                  Total Annual Compensation
     ---------------                  -------------------------
     Dorothy A. Berry                          $25,000
     Wallace L. Cook                           $20,000
     Carl A. Froebel                           $20,000
     Rowley W.P. Redington                     $20,000


     During the fiscal year ended August 31, 1999, trustees' fees and expenses in the amount of $2,475 were allocated to the Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                          THE FUND'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Academy Capital Management, Inc., the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

     The Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     The use of the name "Academy" by the Fund is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Academy."


     The Advisor has contractually agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of net assets. In addition, the Advisor has agreed to waive its advisory fee until the Fund's annual operating expense ratio reaches 1.30%. During the fiscal year ended August 31, 1997, the Advisor also waived its fee ($51,052) and reimbursed the Fund for additional operating expenses in the amount of $21,742. During the fiscal year ended August 31, 1998, the Advisor waived its fee ($66,690) and reimbursed the Fund for additional operating expenses in the amount of $3,954. During the fiscal year ended August 31, 1999, the Advisor waived its fee ($50,784) and reimbursed the Fund for additional operating expenses in the amount of $20,454.

                            THE FUND'S ADMINISTRATOR

     The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation partly owned and controlled by Messrs. Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

     Average Net Assets                   Fee or Fee Rate
     ------------------                   ---------------
     Under $15 million                    $30,000
     $15 to $50 million                   0.20% of average net assets
     $50 to $100 million                  0.15% of average net assets
     $100 million to $150 million         0.10% of average net assets
     Over $150 million                    0.05% of average net assets


     For each of the fiscal years ended August 31, 1999, 1998 and 1997, the Administrator received fees of 30,000 from the Fund.

                             THE FUND'S DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor"), a corporation partly owned by Messrs. Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


     The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. During the fiscal year ended August 31, 1999, the Fund paid $12,696 in distribution fees, of which $9,314 was paid out as compensation to sales personnel, $1,404 was paid out as compensation to dealers, $173 was for reimbursement of printing expenses, $1,363 was for reimbursement of advertising expenses, and $442 was for miscellaneous expenses.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's fiscal year ended August 31, 1997, aggregate brokerage commissions paid by the Fund were $9,971. During the Fund's fiscal year ended August 31, 1998, aggregate brokerage commissions paid by the Fund were $17,418, of which $8,382 was paid to brokers who furnished research services. During the Fund's fiscal year ended August 31, 1999, aggregate brokerage commissions paid by the Fund were $14,354, of which $3,510 was paid to brokers who furnished research services.

                               PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended August 31, 1999 and 1998, the Fund had a portfolio turnover rate of 100.92% and 39.56%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT PLAN

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper
Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:   P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
         T = average annual total return
         n = number of years
       ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


     The Fund's average annual total return for periods ended August 31, 1999 are as follows:*

    One Year                    -0.34%
    Since Inception              2.36%
     (December 9, 1994)

----------
* Certain fees and expenses of the Fund have been reimbursed during this period. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.

                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. ICA Fund Services Corp., 4455 East Camelback Road, Suite E261, Phoenix, AZ 85018 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.


     Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, CA 90017, are the independent auditors for the Fund.


     Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


     On November 8, 1999, the following persons owned of record and/or beneficially more than 5% of the Fund's outstanding voting securities. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

Academy Capital Management Pension Account*, Waco, TX 76712 - 6.66% Robert S. Braswell, Waco, TX 76710 - 5.15%
Kerry Irons, Waco, TX 76710 - 6.98%
Joseph A. Owens, Waco, TX 7671 - 8.19%


     The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

                              FINANCIAL STATEMENTS

     The Fund's annual report to shareholders for its fiscal year ended August 31, 1999 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement with Star Bank, NA (5)
     (8) (1) Form of Administration Agreement with Investment Company Administration, LLC (3)
          (2)(a) Fund Accounting Service Agreement with American Data
                 Services (5)
          (2)(b) Transfer Agency and Service Agreement with American Data Services (5)
          (3) Transfer Agency and Fund Accounting Agreement with Countrywide Fund Services (4)
          (4) Transfer Agency Agreement with Provident Financial Processing Corporation (7)
     (9)  Opinion of counsel
     (10) Consent of Auditors
     (11) Not applicable
     (12) No undertaking in effect
     (13) Rule 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable

----------
1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
7    To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

      Herbert R. Smith & Co, Inc.                           File No. 801-7098
      Hodges Capital Management, Inc.                       File No. 801-35811
      Perkins Capital Management, Inc.                      File No. 801-22888
      Osterweis Capital Management                          File No. 801-18395
      Pro-Conscience Funds, Inc.                            File No. 801-43868
      Trent Capital Management, Inc.                        File No. 801-34570
      Academy Capital Management                            File No. 801-27836
      Sena, Weller, Rohs, Williams                          File No. 801-5326
      Leonetti & Associates, Inc.                           File No. 801-36381
      Lighthouse Capital Management                         File No. 801-32168
      Yeager, Wood & Marshall, Inc.                         File No. 801-4995
      Harris Bretall Sullivan & Smith                       File No. 801-7369
      Pzena Investment Management LLC                       File No. 801-50838
      Titan Investment Advisers, LLC                        File No. 801-51306
      Pacific Gemini Partners LLC                           File No. 801-50007
      James C. Edwards & Co., Inc.                          File No. 801-13986
      Duncan-Hurst Capital Management, Inc.                 File No. 801-36309
      Progressive Investment Management Corporation         File No. 801-32066

     With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Purisima Funds
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth          President & Treasurer
         Eric Banhazl                 Vice President
         Steven J. Paggioli           Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on November 29, 1999.

                                   PROFESSIONALLY MANAGED PORTFOLIOS

                                   By /s/ Steven J. Paggioli
                                      -----------------------------------
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Steven J. Paggioli                Trustee             November 29, 1999
---------------------------
Steven J. Paggioli

/s/ Robert M. Slotky                  Principal           November 29, 1999
---------------------------           Financial
Robert M. Slotky                      Officer

Dorothy A. Berry                      Trustee             November 29, 1999
---------------------------
*Dorothy A. Berry

Wallace L. Cook                       Trustee             November 29, 1999
---------------------------
*Wallace L. Cook

Carl A. Froebel                       Trustee             November 29, 1999
---------------------------
*Carl A. Froebel

Rowley W. P. Redington                Trustee             November 29, 1999
---------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     ----------------------------
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS


Number            Description
------            -----------
99.B9             Opinion of Counsel
99.B10            Consent of Auditors